GEOGRAPHICAL SEGMENTS (Schedule of Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-lived assets	$ 754	$ 738
Israel [Member]
Segment Reporting Information [Line Items]
Long-lived assets	737	718
U.S.A. [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 17	$ 20